THE UNION CENTRAL LIFE INSURANCE COMPANY

("Union Central")

CARILLON LIFE ACCOUNT

("Separate Account")

Supplement to

Excel Executive Edge VUL

Prospectus Dated November 5, 2007

Supplement Dated November 7, 2008

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference. Please note that some information provided below may not be applicable to you, as all underlying portfolios may not be available as subaccount investment options under your policy.

The Union Central Life Insurance Company ("Union Central") has been advised that the Board of Directors of the Summit Mutual Funds, Inc. (the "Fund") has approved in principle the merger of the following portfolios:

Fund Merging Portfolio	Fund Acquiring Portfolio
Summit Mutual Funds, Inc.*	Calvert Variable Series, Inc.*
Summit Bond Portfolio	Income Portfolio

* These Funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central.

Completion of the merger is subject to a number of conditions, including approval by shareholders of the Summit Bond Portfolio. If approved, the merger is scheduled to take place on or about December 12, 2008. We will notify you if the merger does not go forward on or about December 12, 2008.

If the merger is approved, immediately following the merger, we will make the following changes to the administration of the policies:

•

the subaccount that currently invests in the Merging Portfolio will own shares of the Acquiring Portfolio, and we will combine the subaccount that currently invests in the Merging Portfolio into the subaccount that currently invests in the Acquiring Portfolio;

•

any instructions that you have in effect with respect to a subaccount that invests in the Merging Portfolio will be treated as instructions with respect to the subaccount that invests in the Acquiring Portfolio. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under your policy, and instructions for automatic transactions, such as periodic withdrawals, or portfolio rebalancing. However, you may change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus; and

•

all references and information contained in the prospectus related to the Merging Portfolio will be deleted. Specifically, this will apply to the portfolio name and data for the merging portfolio found in the chart under the heading Separate Account Variable Investment Options in your prospectus, as well as the portfolio list on page 1 of each annuity prospectus.

Union Central has also been advised that the Board of Directors of the Summit Mutual Funds, Inc. recommends, also subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into sub-advisory agreements for certain portfolios of the Fund.

Therefore, if the mergers and other recommendations of the Fund's Board of Directors are approved, the following changes will be made to your prospectus.

1.  Under the INVESTMENT OPTIONS section of your prospectus, please note the following chart reflects the removal of the Summit Bond Portfolio pursuant to the merger, as well as changes to the investment adviser, subadvisers, and underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Strategy
Summit Mutual Funds, Inc., Summit Pinnacle Series*	Calvert Asset Management Company, Inc.
Summit Balanced Index Portfolio – Summit Investment Partners, Inc. ("Summit")	Index: 60% S&P 500; 40% Lehman Bond Index.
Summit EAFE International Index Portfolio – World Asset Management, Inc.	Index: MSCI EAFE Index.
Summit Inflation Protected Plus Portfolio – Summit	Inflation–adjusted income.
Summit Lehman Aggregate Bond Index Portfolio – Summit	Index: Lehman Aggregate Bond Index.
Summit Lifestyle ETF Market Strategy Aggressive Portfolio – Summit	Target allocation - Aggressive.
Summit Lifestyle ETF Market Strategy Conservative Portfolio – Summit	Target allocation - Conservative.
Summit Lifestyle ETF Market Strategy Target Portfolio – Summit	Target allocation - Moderate.
Summit Nasdaq-100 Index Portfolio – Summit	Index: Nasdaq-100 Index.
Summit Natural Resources Portfolio – Summit	Specialty.
Summit Russell 2000 Small Cap Index Portfolio – Summit	Index: Russell 2000 Index.
Summit S&P 500 Index Portfolio – Summit	Index: S&P 500 Index.
Summit S&P MidCap 400 Index Portfolio – Summit	Index: S&P MidCap 400 Index.
Summit Zenith Portfolio	Long-term capital appreciation.

* The Fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Union Central. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

2.  APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

Please see the supplement dated September 15, 2008 provided by the Summit Mutual Fund, Inc. for more information about the portfolio merger. Also see the Calvert Variable Series, Inc. prospectus for information about the Acquiring Portfolio's investment objectives, restrictions and other important information. On request, we will provide you with an additional copy of a fund prospectus or supplement. In addition, if you are invested in the subaccount currently investing in the Merged Portfolio on the record date for the merger you will be receiving a proxy statement and request for voting instructions from us.

All other prospectus provisions remain as stated in your policy and prospectus, as previously amended.

Please retain this Supplement with the current prospectus for your variable policy issued by

The Union Central Life Insurance Company.

If you do not have a current prospectus, please contact Union Central at 1-800-825-1551.

APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.880% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2009. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

B - 1

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,247	3,062	2,877	2,617	2,432	2,247
2	300,000	300,000	300,000	6,753	6,185	5,639	6,122	5,555	5,009
3	300,000	300,000	300,000	10,527	9,355	8,272	9,897	8,724	7,641
4	300,000	300,000	300,000	14,613	12,588	10,790	13,983	11,958	10,160
5	300,000	300,000	300,000	19,055	15,898	13,206	18,424	15,268	12,576
6	300,000	300,000	300,000	23,874	19,274	15,506	23,306	18,707	14,939
7	300,000	300,000	300,000	29,116	22,724	17,698	28,612	22,220	17,194
8	300,000	300,000	300,000	34,840	26,265	19,794	34,399	25,824	19,353
9	300,000	300,000	300,000	41,124	29,929	21,825	40,746	29,551	21,447
10	300,000	300,000	300,000	48,021	33,712	23,780	47,706	33,397	23,465
15	300,000	300,000	300,000	97,419	56,676	33,823	97,419	56,676	33,823
20	406,953	300,000	300,000	181,291	87,139	44,340	181,291	87,139	44,340
25	615,749	300,000	300,000	316,898	124,282	52,243	316,898	124,282	52,243
30	909,216	300,000	300,000	534,211	169,732	56,297	534,211	169,732	56,297
35	1,332,042	341,323	300,000	880,090	225,514	54,552	880,090	225,514	54,552
40	1,953,871	399,691	300,000	1,427,527	292,020	43,495	1,427,527	292,020	43,495
45	2,889,943	467,936	300,000	2,288,973	370,628	15,861	2,288,973	370,628	15,861
50	4,307,645	548,263	0	3,640,027	463,291	0	3,640,027	463,291	0
55	6,491,917	645,792	0	5,754,633	572,450	0	5,754,633	572,450	0
60	9,795,353	757,962	0	9,114,415	705,271	0	9,114,415	705,271	0
Age 100	13,690,056	863,842	0	13,425,046	847,120	0	13,425,046	847,120	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 2

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,718	2,551	2,385	2,088	1,921	1,754
2	300,000	300,000	300,000	5,848	5,342	4,857	5,218	4,712	4,226
3	300,000	300,000	300,000	9,227	8,184	7,221	8,597	7,554	6,591
4	300,000	300,000	300,000	12,889	11,086	9,487	12,258	10,456	8,857
5	300,000	300,000	300,000	16,861	14,050	11,653	16,230	13,419	11,023
6	300,000	300,000	300,000	21,167	17,069	13,712	20,599	16,501	13,145
7	300,000	300,000	300,000	25,831	20,134	15,655	25,327	19,630	15,151
8	300,000	300,000	300,000	30,898	23,254	17,487	30,456	22,813	17,046
9	300,000	300,000	300,000	36,435	26,456	19,234	36,057	26,078	18,856
10	300,000	300,000	300,000	42,485	29,733	20,887	42,169	29,418	20,571
15	300,000	300,000	300,000	86,223	49,866	29,516	86,223	49,866	29,516
20	354,131	300,000	300,000	157,760	72,687	34,740	157,760	72,687	34,740
25	524,687	300,000	300,000	270,032	97,387	34,385	270,032	97,387	34,385
30	751,187	300,000	300,000	441,360	122,578	24,499	441,360	122,578	24,499
35	1,055,157	300,000	0	697,150	145,757	0	697,150	145,757	0
40	1,463,931	300,000	0	1,069,570	161,635	0	1,069,570	161,635	0
45	2,019,033	300,000	0	1,599,170	156,918	0	1,599,170	156,918	0
50	2,772,842	300,000	0	2,343,095	85,825	0	2,343,095	85,825	0
55	3,807,301	0	0	3,374,908	0	0	3,374,908	0	0
60	5,236,050	0	0	4,872,058	0	0	4,872,058	0	0
Age 100	6,762,009	0	0	6,631,110	0	0	6,631,110	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 3

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,242	303,057	302,873	3,242	3,057	2,873	2,612	2,427	2,242
2	306,672	306,108	305,565	6,672	6,108	5,565	6,042	5,477	4,935
3	310,316	309,157	308,088	10,316	9,157	8,088	9,686	8,527	7,457
4	314,186	312,196	310,431	14,186	12,196	10,431	13,555	11,566	9,801
5	318,313	315,232	312,609	18,313	15,232	12,609	17,682	14,602	11,978
6	322,707	318,250	314,607	22,707	18,250	14,607	22,140	17,683	14,040
7	327,428	321,280	316,459	27,428	21,280	16,459	26,924	20,775	15,954
8	332,494	324,308	318,153	32,494	24,308	18,153	32,053	23,867	17,712
9	338,035	327,425	319,781	38,035	27,425	19,781	37,657	27,046	19,403
10	344,086	330,623	321,332	44,086	30,623	21,332	43,771	30,308	21,016
15	389,231	351,834	330,971	89,231	51,834	30,971	89,231	51,834	30,971
20	465,796	379,821	341,059	165,796	79,821	41,059	165,796	79,821	41,059
25	589,835	412,218	347,980	289,835	112,218	47,980	289,835	112,218	47,980
30	834,076	448,146	350,123	490,062	148,146	50,123	490,062	148,146	50,123
35	1,224,726	485,563	345,156	809,185	185,563	45,156	809,185	185,563	45,156
40	1,798,889	520,348	329,540	1,314,295	220,348	29,540	1,314,295	220,348	29,540
45	2,662,912	544,640	0	2,109,154	244,640	0	2,109,154	244,640	0
50	3,971,277	545,225	0	3,355,791	245,225	0	3,355,791	245,225	0
55	5,986,913	501,057	0	5,306,983	201,057	0	5,306,983	201,057	0
60	9,035,210	385,019	0	8,407,114	85,019	0	8,407,114	85,019	0
Age 100	12,673,085	0	0	12,373,085	0	0	12,373,085	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 4

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B CASH VALUE ACCUMULATION TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,713	302,546	302,380	2,713	2,546	2,380	2,082	1,916	1,749
2	305,767	305,264	304,782	5,767	5,264	4,782	5,137	4,634	4,152
3	309,017	307,988	307,038	9,017	7,988	7,038	8,387	7,357	6,408
4	312,465	310,697	309,131	12,465	10,697	9,131	11,834	10,067	8,501
5	316,126	313,390	311,061	16,126	13,390	11,061	15,495	12,760	10,430
6	320,013	316,055	312,821	20,013	16,055	12,821	19,445	15,487	12,254
7	324,161	318,703	314,426	24,161	18,703	14,426	23,657	18,199	13,922
8	328,575	321,313	315,857	28,575	21,313	15,857	28,133	20,872	15,416
9	333,370	323,968	317,201	33,370	23,968	17,201	32,992	23,590	16,823
10	338,572	326,657	318,447	38,572	26,657	18,447	38,257	26,342	18,131
15	377,969	344,996	326,647	77,969	44,996	26,647	77,969	44,996	26,647
20	439,059	364,228	330,935	139,059	64,228	30,935	139,059	64,228	30,935
25	532,806	381,551	328,894	232,806	81,551	28,894	232,806	81,551	28,894
30	675,793	391,596	316,602	375,793	91,596	16,602	375,793	91,596	16,602
35	895,878	384,110	0	591,913	84,110	0	591,913	84,110	0
40	1,246,700	339,971	0	910,858	39,971	0	910,858	39,971	0
45	1,723,268	0	0	1,364,911	0	0	1,364,911	0	0
50	2,370,166	0	0	2,002,827	0	0	2,002,827	0	0
55	3,257,693	0	0	2,887,718	0	0	2,887,718	0	0
60	4,481,814	0	0	4,170,254	0	0	4,170,254	0	0
Age 100	5,498,197	0	0	5,198,197	0	0	5,198,197	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 5

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	3,247	3,062	2,877	2,617	2,432	2,247
2	300,000	300,000	300,000	6,753	6,185	5,639	6,122	5,555	5,009
3	300,000	300,000	300,000	10,527	9,355	8,272	9,897	8,724	7,641
4	300,000	300,000	300,000	14,613	12,588	10,790	13,983	11,958	10,160
5	300,000	300,000	300,000	19,055	15,898	13,206	18,424	15,268	12,576
6	300,000	300,000	300,000	23,874	19,274	15,506	23,306	18,707	14,939
7	300,000	300,000	300,000	29,116	22,724	17,698	28,612	22,220	17,194
8	300,000	300,000	300,000	34,840	26,265	19,794	34,399	25,824	19,353
9	300,000	300,000	300,000	41,124	29,929	21,825	40,746	29,551	21,447
10	300,000	300,000	300,000	48,021	33,712	23,780	47,706	33,397	23,465
15	300,000	300,000	300,000	97,433	56,676	33,823	97,433	56,676	33,823
20	300,000	300,000	300,000	181,983	87,139	44,340	181,983	87,139	44,340
25	419,779	300,000	300,000	322,907	124,308	52,243	322,907	124,308	52,243
30	666,589	300,000	300,000	555,491	169,909	56,297	555,491	169,909	56,297
35	1,078,813	300,000	300,000	938,098	227,122	54,552	938,098	227,122	54,552
40	1,650,481	317,394	300,000	1,571,886	302,280	43,495	1,571,886	302,280	43,495
45	2,751,975	418,300	300,000	2,620,928	398,381	15,861	2,620,928	398,381	15,861
50	4,553,329	542,667	0	4,336,504	516,826	0	4,336,504	516,826	0
55	7,470,723	693,729	0	7,114,974	660,694	0	7,114,974	660,694	0
60	11,764,668	846,937	0	11,764,668	846,937	0	11,764,668	846,937	0
Age 100	17,710,974	1,036,855	0	17,710,974	1,036,855	0	17,710,974	1,036,855	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 6

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION A GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	300,000	300,000	300,000	2,718	2,551	2,385	2,088	1,921	1,754
2	300,000	300,000	300,000	5,848	5,342	4,857	5,218	4,712	4,226
3	300,000	300,000	300,000	9,227	8,184	7,221	8,597	7,554	6,591
4	300,000	300,000	300,000	12,889	11,086	9,487	12,258	10,456	8,857
5	300,000	300,000	300,000	16,861	14,050	11,653	16,230	13,419	11,023
6	300,000	300,000	300,000	21,167	17,069	13,712	20,599	16,501	13,145
7	300,000	300,000	300,000	25,831	20,134	15,655	25,327	19,630	15,151
8	300,000	300,000	300,000	30,898	23,254	17,487	30,456	22,813	17,046
9	300,000	300,000	300,000	36,435	26,456	19,234	36,057	26,078	18,856
10	300,000	300,000	300,000	42,485	29,733	20,887	42,169	29,418	20,571
15	300,000	300,000	300,000	86,215	49,866	29,516	86,215	49,866	29,516
20	300,000	300,000	300,000	157,841	72,687	34,740	157,841	72,687	34,740
25	361,750	300,000	300,000	278,269	97,387	34,385	278,269	97,387	34,385
30	571,243	300,000	300,000	476,035	122,554	24,499	476,035	122,554	24,499
35	915,285	300,000	0	795,900	145,452	0	795,900	145,452	0
40	1,386,960	300,000	0	1,320,914	160,445	0	1,320,914	160,445	0
45	2,289,293	300,000	0	2,180,279	153,882	0	2,180,279	153,882	0
50	3,719,552	300,000	0	3,542,430	78,396	0	3,542,430	78,396	0
55	5,920,898	0	0	5,638,950	0	0	5,638,950	0	0
60	9,182,370	0	0	9,182,370	0	0	9,182,370	0	0
Age 100	13,826,864	0	0	13,826,864	0	0	13,826,864	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 7

THE UNION CENTRAL LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING CURRENT CHARGES			$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	303,242	303,057	302,873	3,242	3,057	2,873	2,612	2,427	2,242
2	306,672	306,108	305,565	6,672	6,108	5,565	6,042	5,477	4,935
3	310,316	309,157	308,088	10,316	9,157	8,088	9,686	8,527	7,457
4	314,186	312,196	310,431	14,186	12,196	10,431	13,555	11,566	9,801
5	318,313	315,232	312,609	18,313	15,232	12,609	17,682	14,602	11,978
6	322,707	318,250	314,607	22,707	18,250	14,607	22,140	17,683	14,040
7	327,428	321,280	316,459	27,428	21,280	16,459	26,924	20,775	15,954
8	332,494	324,308	318,153	32,494	24,308	18,153	32,053	23,867	17,712
9	338,035	327,425	319,781	38,035	27,425	19,781	37,657	27,046	19,403
10	344,086	330,623	321,332	44,086	30,623	21,332	43,771	30,308	21,016
15	389,231	351,834	330,971	89,231	51,834	30,971	89,231	51,834	30,971
20	465,796	379,821	341,059	165,796	79,821	41,059	165,796	79,821	41,059
25	589,886	412,218	347,980	289,886	112,218	47,980	289,886	112,218	47,980
30	790,798	448,146	350,123	490,798	148,146	50,123	490,798	148,146	50,123
35	1,116,301	485,563	345,156	816,301	185,563	45,156	816,301	185,563	45,156
40	1,644,260	520,348	329,540	1,344,260	220,348	29,540	1,344,260	220,348	29,540
45	2,501,627	544,640	0	2,201,627	244,640	0	2,201,627	244,640	0
50	3,896,650	545,225	0	3,596,650	245,225	0	3,596,650	245,225	0
55	6,172,068	501,057	0	5,872,068	201,057	0	5,872,068	201,057	0
60	9,903,308	385,019	0	9,603,308	85,019	0	9,603,308	85,019	0
Age 100	14,567,413	0	0	14,267,413	0	0	14,267,413	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THE UNION CENTRAL LIFE INSURANCE COMPANY

B - 8

VARIABLE UNIVERSAL LIFE INSURANCE
MALE ISSUE AGE: 36 STANDARD NONTOBACCO VARIABLE INVESTMENT			EXECUTIVE EDGE $3,500 ANNUAL PREMIUM USING GUARANTEED CHARGES				$ 300,000 BASE DEATH BENEFIT OPTION B GUIDELINE PREMIUM TEST
	DEATH BENEFIT			ACCOUNT VALUE			CASH SURRENDER VALUE
END OF YEAR	Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of			Assuming Hypothetical Gross Annual Investment Return of
	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross	12% Gross	6% Gross	0% Gross
1	302,713	302,546	302,380	2,713	2,546	2,380	2,082	1,916	1,749
2	305,767	305,264	304,782	5,767	5,264	4,782	5,137	4,634	4,152
3	309,017	307,988	307,038	9,017	7,988	7,038	8,387	7,357	6,408
4	312,465	310,697	309,131	12,465	10,697	9,131	11,834	10,067	8,501
5	316,126	313,390	311,061	16,126	13,390	11,061	15,495	12,760	10,430
6	320,013	316,055	312,821	20,013	16,055	12,821	19,445	15,487	12,254
7	324,161	318,703	314,426	24,161	18,703	14,426	23,657	18,199	13,922
8	328,575	321,313	315,857	28,575	21,313	15,857	28,133	20,872	15,416
9	333,370	323,968	317,201	33,370	23,968	17,201	32,992	23,590	16,823
10	338,572	326,657	318,447	38,572	26,657	18,447	38,257	26,342	18,131
15	377,969	344,996	326,647	77,969	44,996	26,647	77,969	44,996	26,647
20	439,059	364,228	330,935	139,059	64,228	30,935	139,059	64,228	30,935
25	532,790	381,551	328,894	232,790	81,551	28,894	232,790	81,551	28,894
30	675,371	391,596	316,602	375,371	91,596	16,602	375,371	91,596	16,602
35	889,809	384,110	0	589,809	84,110	0	589,809	84,110	0
40	1,207,718	339,971	0	907,718	39,971	0	907,718	39,971	0
45	1,673,138	0	0	1,373,138	0	0	1,373,138	0	0
50	2,350,538	0	0	2,050,538	0	0	2,050,538	0	0
55	3,329,267	0	0	3,029,267	0	0	3,029,267	0	0
60	4,754,948	0	0	4,454,948	0	0	4,454,948	0	0
Age 100	5,924,681	0	0	5,624,681	0	0	5,624,681	0	0

Notes concerning this illustration:

(1)	Assumes that no policy loans have been made.
(2)

Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3)	Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4)	Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5)

The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.62%, 4.29%, and 10.19%, respectively, during the first ten policy years, and -1.12%, 4.81%, and 10.74% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

B - 9